Acquisitions and Divestitures - Sale of Pet Insurance Operations and Investment in JAB Consumer Fund (Details) - JAB Consumer Fund $ in Millions	Oct. 31, 2022 USD ($)
Acquisitions and Divestitures
Commitment for future investment	$ 200.0
Crum & Forster Pet Insurance Group and Pethealth
Acquisitions and Divestitures
Aggregate sale price	1,400.0
Cash proceeds received from sale of business interests	1,150.0
Debentures received as consideration in sale of business interests	250.0
Pre-tax gain on sale	1,213.2
After tax gain on sale	933.9
Deconsolidate assets, carrying values	149.1
Deconsolidate liabilities, carrying values	$ 32.0